First Trust Indxx Metaverse ETF Investment Strategy - First Trust Indxx Metaverse ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is developed, maintained and sponsored by Indxx, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund, the Fund’s investment advisor or the Fund’s distributor. The Index is a rules-based index, however, the Index Provider reserves the right to use qualitative judgment to include, exclude, adjust, or postpone the inclusion of a stock in the Index. “Metaverse” is a term used to describe the next generation of the Internet, which has the potential to allow creators to build the next chapter of human interaction through immersive experiences in three-dimensional virtual spaces. The Index is designed to track the performance of companies offering technologies that assist in creating the Metaverse, including but are not limited to, virtual reality, augmented reality, digital platforms, payment gateways, optics, semiconductors and 5G. According to the Index Provider, the Index's starting universe consists of companies involved in business activities associated with the following sub-themes which have been identified by the Index Provider as comprising the Metaverse: 1.IP & Contents: Companies that develop content, software, and services used in augmented and virtual reality. This includes companies that create video games, graphic design tools, 3D modeling software and media content, which is any live or recorded digital media that is delivered over the internet through a streaming platform. Further, the sub-theme includes companies providing creative tools and intellectual property that aid in the creation of Metaverse. This sub-theme also includes companies that provide platforms to develop applications or software that enable virtual or augmented reality. 2.Platforms: Companies that support technologies like interoperability (the ability of computer systems or software to exchange and make use of information) and provide platforms to interact, access and share immersive digital content (often in 3D simulations and virtual worlds leading to a unique user experience), including social networking and social technology platforms, video communication platforms, virtual marketplaces, and virtual worlds. 3.Payment: Companies that are integrating payment gateways into the Metaverse. This includes companies creating nonfungible tokens for use in virtual reality. 4.Optics & Display: Companies that manufacture displays, controllers, motion sensors, lasers, and other components used in augmented reality and/or virtual reality devices. 5.Semiconductor, Hardware and 5G: Companies that provide semiconductor and hardware products used for interacting in virtual and augmented reality, including but not limited to virtual reality headsets, augmented reality mounted displays, virtual and augmented reality smart glasses, play stations, mobile phones, and haptic gloves, as well as enterprise hardware such as that used to operate or create virtual or augmented reality-based environments, such as industrial cameras, projection and tracking systems, and scanning sensors. Further, this sub-theme includes companies investing in 5G infrastructure, which is considered the backbone of virtual universe. According to the Index Provider, from the starting universe, only companies that derive at least 50% of revenues from, or have a market capitalization of greater than $10 billion and have invested a minimum of $5 billion in the development of Metaverse or related sub-themes will be eligible for inclusion in the Index. These companies have their principal business strategies and/or growth prospects inextricably linked to the Metaverse. Continued growth in the Metaverse is predicted to be vital to their businesses’ economic viability in the future. Each company's stock must also meet the Index Provider's security type, exchange listing, price, market capitalization, liquidity and float requirements. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. According to the Index Provider, from the list of eligible companies, the top 50 companies ranked by market capitalization will be selected. In the event there are less than 50 companies that meet the eligibility requirements of the Index, all eligible companies will be selected. The selected companies will be equally weighted. In addition, each company with a market capitalization less than $10 billion will have its weight halved, with the remaining weight equally allocated among other components in the Index with a market cap greater than $10 billion. “Daily turnover” refers to the total value of shares traded on a daily basis for the average time period indicated. The term “free float” is used to describe the portion of an issuer’s outstanding securities that can be publicly traded, and therefore excludes locked-in securities held by an issuer’s affiliates, officers or promoters and securities subject to some other restrictive arrangement that prevents them from being freely traded. Depositary receipts issued by Chinese companies are not eligible for inclusion in the Index. The Fund may invest in securities issued by companies with various market capitalizations, operating in emerging markets, depositary receipts, U.S. dollar denominated and non-U.S. dollar denominated securities. The Index is rebalanced quarterly and reconstituted semi-annually, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in communication services companies, information technology companies and Asian issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. In order to gain exposure to certain Chinese companies that are included in the Index but are unavailable to direct investment by foreign investors, the Fund invests significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in communication services companies, information technology companies and Asian issuers, although this may change from time to time.